BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Cash and cash equivalents	$ 949,091	$ 1,667,800		$ 5,852,363
Restricted cash		750,000		750,000
Total cash, cash equivalents and restricted cash	$ 949,091	$ 2,417,800	$ 7,481,316	$ 6,602,363